RISK MANAGEMENT (Details 7) - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 21,770,452	$ 20,075,307
Normal Portfolio [Member] | Properties/Mortgages [Member]
Disclosure of financial assets [line items]
Total	19,508,151	17,560,550
Normal Portfolio [Member] | Investments & Others [Member]
Disclosure of financial assets [line items]
Total	2,108,962	2,326,396
Impaired Portfolio [Member] | Properties/Mortgages [Member]
Disclosure of financial assets [line items]
Total	152,252	186,297
Impaired Portfolio [Member] | Investments & Others [Member]
Disclosure of financial assets [line items]
Total	$ 1,087	$ 2,064